UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08203

T. Rowe Price Integrated Equity Funds, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Highlights and Market Commentary
Management’s Discussion of Fund Performance
Performance and Expenses
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2023
Annual Report
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TQSMX Integrated U.S. Small-Mid
Cap Core Equity Fund –
.
TQSAX Integrated U.S. Small-Mid
Cap Core Equity Fund–
.
Advisor  Class
TQSIX Integrated U.S. Small-Mid
Cap Core Equity Fund–
.
I  Class
(Formerly T. Rowe Price QM U.S. Small & Mid-
Cap Core Equity Fund)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
HIGHLIGHTS
Small- and mid-cap stocks produced strong gains in 2023. Your fund, which is a blend of small- and mid-cap growth and value stocks, outperformed its benchmark, the Russell 2500 Index, and the Lipper peer group index.
The fund outperformed its benchmark due to favorable stock selection, particularly in the industrials and business services, information technology, and consumer discretionary sectors. The primary detracting factor was weak stock selection in communication services.
Various portfolio characteristics reflect our preference for companies that we believe are higher in quality and have valuations that are more reasonable than those in the Russell benchmark.
There is evidence of a slowdown in manufacturing industries and in some service areas, but the market does not seem to be pricing in a recession. If the lagged effect of the Federal Reserve’s interest rate increases has still not completely affected the economy, we could see a period of disappointing earnings relative to current expectations.
Log in to your account at troweprice.com for more information.
* An account service fee will be charged annually for each T. Rowe Price mutual fund account unless you meet criteria for a fee waiver. Go to troweprice.com/personal-investing/help/fees-and-
minimums.html to learn more about this account service fee, including other ways to waive it.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Market Commentary

Dear Shareholder
Global stock and bond indexes were broadly positive during 2023 as most economies managed to avoid the recession that was widely predicted at the start of the year. Technology companies benefited from investor enthusiasm for artificial intelligence developments and led the equity rally, while fixed income benchmarks rebounded late in the year amid falling interest rates.
For the 12-month period, the technology-oriented Nasdaq Composite
Index rose about 43%, reaching a record high and producing the strongest result of the major benchmarks. Growth stocks outperformed value shares, and developed market stocks generally outpaced their emerging markets counterparts. Currency movements were mixed over the period, although a weaker dollar versus major European currencies was beneficial for U.S.
investors in European securities.
Within the S&P 500 Index, which finished the year just short of the record level it reached in early 2022, the information technology, communication services, and consumer discretionary sectors were all lifted by the tech rally and recorded significant gains. A small group of tech-oriented mega-cap companies helped drive much of the market’s advance. Conversely, the defensive utilities sector had the weakest returns in the growth-focused environment, and the energy sector also lost ground amid declining oil prices. The financials sector bounced back from the failure of three large regional banks in the spring and was one of the top-performing segments in the second half of the year.
The U.S. economy was the strongest among the major markets during the period, with gross domestic product growth coming in at 4.9% in the third quarter, the highest since the end of 2021. Corporate fundamentals were also broadly supportive. Year-over-year earnings growth contracted in the first and second quarters of 2023, but results were better than expected, and earnings growth turned positive again in the third quarter. Markets remained resilient despite a debt ceiling standoff in the U.S., the outbreak of war in the Middle
East, the continuing conflict between Russia and Ukraine, and a sluggish economic recovery in China.
Inflation remained a concern, but investors were encouraged by the slowing pace of price increases as well as the possibility that the Federal Reserve was nearing the end of its rate-hiking cycle. The Fed held rates steady after raising its short-term lending benchmark rate to a target range of 5.25% to 5.50% in
July, the highest level since March 2001, and at its final meeting of the year in
December, the central bank indicated that there could be three 25-basis-point rate cuts in 2024.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The yield of the benchmark 10-year U.S. Treasury note briefly reached 5.00%
in October for the first time since late 2007 before falling back to 3.88% by period-end, the same level where it started the year, amid cooler-than-expected inflation readings and less-hawkish Fed rhetoric. Fixed income benchmarks were lifted late in the year by falling yields. Investment-grade and high yield corporate bonds produced solid returns, supported by the higher coupons that have become available over the past year, as well as increasing hopes that the economy might be able to avoid a recession.
Global economies and markets showed surprising resilience in 2023, but considerable uncertainty remains as we look ahead. Geopolitical events, the path of monetary policy, and the impact of the Fed’s rate hikes on the economy all raise the potential for additional volatility. We believe this environment makes skilled active management a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to help identify securities that can add value to your portfolio over the long term.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Management’s Discussion of Fund Performance

INVESTMENT OBJECTIVE
The fund seeks long-term growth of capital.
FUND COMMENTARY
How did the fund perform in the past 12 months?
Small- and mid-cap stocks
produced strong gains in
2023, and growth stocks
outperformed value stocks, as
the equity market rebounded
from poor performance in
2022. Your fund—which
is a blend of small- and
mid-cap growth and value
stocks—returned 21.61% and
outperformed its benchmark,
the Russell 2500 Index, and
the Lipper peer group index.
Lipper currently classifies the
fund as a small-cap growth
portfolio, but we have not
changed our investment approach. (Performance for the fund’s Advisor and
I Class shares will vary due to their different fee structures. Past performance cannot guarantee future results. )
What factors influenced the fund’s performance?
The fund outperformed its Russell benchmark due to favorable stock selection, particularly in the industrials and business services, information technology
(IT), and consumer discretionary sectors. Overweights to the industrials and business services and IT sectors also added value. The primary detracting factor was weak stock selection in the communication services sector.
In the industrials and business services sector, we own Builders FirstSource, a maker of assorted building products used in new home construction. Shares surged as the company reported better-than-expected third-quarter earnings and as a sharp late-year drop in mortgage interest rates boosted sentiment toward homebuilding-related industries. Another strong contributor was
Comfort Systems USA, a leading building and service provider for mechanical, electrical, and plumbing building systems, with a concentration in providing
HVAC services. The company is a beneficiary of a robust economy and
PERFORMANCE COMPARISON
Total Return
Periods Ended 12/31/23 6 Months 12 Months
Integrated U.S. Small-Mid
Cap Core Equity Fund –
.
9.96% 21.61%
Integrated U.S. Small-Mid
Cap Core Equity Fund–
.
Advisor  Class 9.80 21.33
Integrated U.S. Small-Mid
Cap Core Equity Fund–
.
I  Class 10.05 21.87
Russell 2500 Index 7.93 17.42
Lipper Small-Cap Growth
Funds Index 5.93 18.36

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

increased construction activity stemming from federal legislation, such as the
Infrastructure Investment and Jobs Act of 2021 and the Inflation Reduction
Act of 2022. The stock has been lifted by favorable earnings and expectations that high demand for its services will last well into 2024. (Please refer to the portfolio of investments for a complete list of holdings and the amount each represents in the portfolio.)
In the IT sector, Zscaler is a cloud-based internet security company providing product solutions to help clients securely connect users to the internet and internally and externally managed applications. Shares advanced thanks to better-than-expected financial results and despite management’s caution about a challenging macro environment. Other significant contributors to relative performance include Jabil, a manufacturing solutions provider; Photronics, a worldwide manufacturer of integrated circuit and flat panel display photomasks, which are special quartz plates containing microscopic images of electronic circuits; and Qualys, a provider of cloud-based security, compliance, and IT solutions.
In the consumer discretionary sector, the fund’s stake in homebuilder Pulte
Group contributed considerably to relative performance. Shares were buoyed by continued housing market strength and, late in the year, a sharp drop in longer-term interest rates. Duolingo, which owns and operates a popular education app that helps people learn new languages in a fun way, was another significant contributor, but we eliminated our small stake as the company’s valuation began to reflect very high expectations. Our position in DraftKings, an operator of daily fantasy sports, plus online sports betting and online casino games, also performed well; we believe it could be a long-term beneficiary of an accelerating trend of legalized digital gaming.
In the communication services sector, not owning several stocks that produced very strong gains hurt our relative performance. Also, our stake in Match
Group, which we added to the fund in August, detracted. The company owns and operates a global portfolio of online dating products, including the popular
Tinder dating app. Shares struggled as the company has been losing some customers and issued fourth-quarter guidance that was weaker than expected.
Shares of Nexstar Media Group, which the largest broadcaster in the U.S., also declined. Most of the company’s revenue comes from retransmission fees and advertising, but Nexstar is facing headwinds from the cord-cutting trend of consumers canceling their cable or satellite TV subscriptions.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

How is the fund positioned?
By comparing some of the portfolio’s characteristics with those of our benchmark, we can demonstrate our preference for companies with more reasonable valuations and higher quality. For example, the fund’s estimated
12-month forward price/earnings (P/E) ratio (15.3) was lower than that of the index (19.7), while its return on equity (ROE) for the latest 12 months excluding charges was materially higher (17.5%) than that of the benchmark
(12.8%). ROE, which measures how effectively and efficiently a company and its management are using stockholder equity, is one of several important metrics that we consider when making investment decisions. We seek companies whose growth we believe is sustainable, and other portfolio metrics indicate our preference for companies whose earnings growth is at least comparable to that of their benchmark peers. At the end of 2023, the historical earnings growth rate of our holdings over five years (18.0%) was notably higher than those in the benchmark (11.7%). The projected earnings growth rate of our holdings (11.4%) was also higher than that of the index (9.5%).
The portfolio’s sector
allocations are usually in
line with those of the Russell
2500 Index, as we believe
sector neutrality helps us
avoid risks due to large
moves in any individual
sector. However, there were
some notable differences at
the end of 2023. Our largest
allocations in absolute terms
were industrials and business
services, financials, IT,
health care, and consumer
discretionary. Relative to
the benchmark, our IT and
health care allocations were
our largest overweights,
reflecting the investment
opportunities we have
identified by our analysis
and rankings. On the other hand, our largest underweights were consumer discretionary and real estate, as opportunities in those sectors at year-end generally seemed less attractive.
SECTOR DIVERSIFICATION
As of 12/31/23
Integrated
U.S. Small-
Mid Cap Core
Equity Fund
Russell
2500
Index
Industrials and Business
Services 20.4% 19.7%
Financials 16.7 16.6
Information Technology 16.0 12.7
Health Care 13.2 12.2
Consumer Discretionary 10.8 12.9
Materials 5.6 5.5
Real Estate 4.7 7.2
Energy 4.7 4.8
Consumer Staples 2.7 3.2
Communication Services 2.3 2.6
Utilities 2.2 2.6
Other and Reserves 0.7 0.0
Total 100.0% 100.0%

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Over the last year, we added a number of new holdings based on favorable rankings in our quantitative analysis. These included Tenet Healthcare, a for-profit hospital operator with a growing ambulatory care center portfolio;
LPL Financial Holdings, the nation’s largest independent broker-dealer and the largest provider of wealth management services in the bank channel;
Corebridge Financial, a life insurance business that had been previously spun off from AIG; Rexford Industrial Realty, a real estate investment trust that owns and operates industrial assets in southern California; Range Resources, a producer of natural gas with operations focused on the Appalachian Basin;
and Nutanix, a cloud infrastructure software company that offers businesses a platform for running apps and transferring data across clouds.
Sales and eliminations are often prompted by declining rankings, elevated valuations, and merger activity—or when a company’s market capitalization becomes too large. Some of our notable sales during the year included PDC
Energy, an independent oil and natural gas exploration and production company that agreed to be acquired by energy giant Chevron; Booz Allen
Hamilton Holding, a highly regarded management consulting, technology, and engineering services company that works with the U.S. government and its agencies; Manhattan Associates, a developer of software for warehouse, order, and transportation management markets; and Karuna Therapeutics, a biotechnology company that agreed to be acquired by Bristol-Myers Squibb in late December.
What is portfolio management’s outlook?
Despite the strong performance of small- and mid-caps during the fourth-
quarter rally, large-cap stocks, as measured by the S&P 500 Index, significantly outperformed small- and mid-caps during 2023. However, most of the S&P
500’s positive return for the year was attributable to a handful of tech-oriented mega-cap stocks.
The economy has been growing at a healthy pace, and unemployment is low.
Inflation has steadily declined and is in the low 3% range. The Fed signaled in mid-December that policymakers might start cutting rates in 2024. Though the
Fed’s dot plot indicated three rate cuts in 2024, the market seems to be pricing in a larger number of rate cuts. This led to a roughly 100-basis-point decline in intermediate- to long-term rates during the quarter. The result was a broad-
based rally in stocks, with very high returns for riskier and lower-quality stocks.
There is evidence of a slowdown in manufacturing industries and in some service areas, but the market does not seem to be pricing in a recession. If the lagged effect of rate increases has still not completely affected the economy, we could see a period of disappointing earnings relative to current expectations.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Oil prices have declined recently as supply from U.S. producers has been robust, which negated the production cuts agreed to by OPEC and other oil-
producing nations. A decline in long-term interest rates and mortgage rates might result in an economic acceleration in future quarters.
As inflation declines, companies may have reduced ability to push through price increases, but they will be affected by wage increases. This could weigh on corporate earnings and stock valuation multiples. The S&P 500’s 12-month forward P/E multiple at the end of the year was above its historical average, which seems high for a slowing economic environment.
While the investment landscape has dramatically changed due to elevated inflation and aggressive Fed tightening, and while volatility since the beginning of the pandemic has been extraordinary at times, we can assure you that our long-standing investment strategy and stock selection process remain the same.
We continue to look for high-quality stocks of small- and mid-cap companies that generate good cash flows and are judicious in deploying capital. We believe that such companies will persevere through challenging economic and financial conditions and distinguish themselves over time with strong operating and share price performance relative to lower-quality businesses. We are grateful for your continued confidence in our investment management abilities.
The views expressed reflect the opinions of T. Rowe Price as of the date of this report and are subject to change based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

RISKS OF INVESTING IN THE FUND
Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the U.S. stock market, such as when the U.S.
financial markets decline, or because of factors that affect a particular company or industry.
Because the fund invests primarily in small and medium-sized companies, its share price could be more volatile than that of a fund that is exposed to only large companies. Small and medium-sized companies often have less experienced management, narrower product lines, more limited financial resources, and less publicly available information than larger companies.
Smaller companies may have limited trading markets and tend to be more sensitive to changes in overall economic conditions.
The fund’s strategy relies heavily on quantitative models and the analysis of specific metrics to construct the portfolio. The impact of these metrics on a stock’s performance can be difficult to predict, and stocks that previously possessed certain desirable quantitative characteristics may not continue to demonstrate those same characteristics in the future. In addition, relying on quantitative models entails the risk that the models themselves may be limited or incorrect, that the data on which the models rely may be incorrect or incomplete, and that the adviser may not be successful in selecting companies for investment or determining the weighting of particular stocks in the fund’s portfolio. Any of these factors could cause the fund to underperform funds with similar strategies that do not select stocks based on quantitative analysis.
BENCHMARK INFORMATION
Note: London Stock Exchange Group plc and its group undertakings
(collectively, the “LSE Group”). © LSE Group 2024. FTSE Russell is a trading name of certain of the LSE Group companies.  “Russell
®
” is/are a trademark(s)
of the relevant LSE Group companies and is/are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither
LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

consent. The LSE Group does not promote, sponsor or endorse the content of this communication. The LSE Group is not responsible for the formatting or configuration of this material or for any inaccuracy in T. Rowe Price’s presentation thereof.
Note: Portions of the mutual fund information contained in this report was supplied by Lipper, a Refinitiv Company, subject to the following:
Copyright 2024 © Refinitiv. All rights reserved. Any copying, republication or redistribution of Lipper content is expressly prohibited without the prior written consent of Lipper. Lipper shall not be liable for any errors or delays in the content, or for any actions taken in reliance thereon.
BENCHMARK INFORMATION (continued)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

PORTFOLIO HIGHLIGHTS
TWENTY-FIVE LARGEST HOLDINGS
Percent of
Net Assets
12/31/23
PTC 0.9%
Lamar Advertising 0.9
Textron 0.8
OneMain Holdings 0.8
East West Bancorp 0.8
Popular 0.8
FleetCor Technologies 0.8
RPM 0.8
Huntington Ingalls Industries 0.8
Jabil 0.8
Gen Digital 0.8
Reliance Steel & Aluminum 0.8
Pulte Group 0.7
Dynatrace Holdings 0.7
NiSource 0.7
Rexford Industrial Realty 0.7
Belden 0.7
Coca-Cola Consolidated 0.7
Comfort Systems USA 0.7
Qualys 0.7
Corebridge Financial 0.7
GoDaddy 0.7
Select Medical Holdings 0.7
TechnipFMC 0.7
RenaissanceRe Holdings 0.7
Total 18.9%
Note: The information shown does not reflect any exchange-traded funds (ETFs), cash reserves, or collateral for securities lending that may be held in the portfolio.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

GROWTH OF $10,000
This chart shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records).
The result is compared with benchmarks, which include a broad-based market index and may also include a peer group average or index. Market indexes do not include expenses, which are deducted from fund returns as well as mutual fund averages and indexes.
INTEGRATED U.S. SMALL-MID CAP CORE EQUITY FUND
Note: Performance for the Advisor and I Class shares will vary due to their differing fee structures. See the Average Annual Compound Total Return table on the next page.
*Lipper data as of 2/29/16.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

AVERAGE ANNUAL COMPOUND TOTAL RETURN
Periods Ended 12/31/23 1 Year 5 Years
Since
Inception
2/26/16
Integrated U.S. Small-Mid Cap Core Equity Fund –
.
21.61% 13.37% 11.96%
Integrated U.S. Small-Mid Cap Core Equity Fund–
.
Advisor  Class 21.33 13.06 11.64
Integrated U.S. Small-Mid Cap Core Equity Fund–
.
I  Class 21.87 13.58 12.15
The fund’s performance information represents only past performance and is not necessarily an indication of future results. Current performance may be lower or higher than the performance data cited. Share price, principal value, and return will vary, and you may have a gain or loss when you sell your shares. For the most recent month-end performance, please visit our website (troweprice.com) or contact a T. Rowe Price representative at
1 - 800 - 225 - 5132 or, for
0.02
Advisor and
03
I Class shares, 1-800-638-8790.
This table shows how the fund would have performed each year if its actual (or cumulative)
returns for the periods shown had been earned at a constant rate. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Returns do not reflect taxes that the shareholder may pay on fund distributions or the redemption of fund shares. When assessing performance, investors should consider both short- and long-term returns.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

EXPENSE RATIO
FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1) transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Please note that the fund has three share classes: The original share class (Investor Class)
charges no distribution and service (12b-1) fee, the Advisor Class shares are offered only through unaffiliated brokers and other financial intermediaries and charge a 0.25% 12b-1 fee, and I Class shares are available to institutionally oriented clients and impose no 12b-1 or administrative fee payment. Each share class is presented separately in the table.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and expenses based on the fund’s actual returns. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000
= 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid
During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses (not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds.
The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Integrated U.S. Small-Mid Cap Core Equity Fund 1.02%
Integrated U.S. Small-Mid Cap Core Equity Fund–Advisor Class 1.36
Integrated U.S. Small-Mid Cap Core Equity Fund–I Class 0.77
The expense ratio shown is as of the fund’s most recent prospectus. This number may vary from the expense ratio shown elsewhere in this report because it is based on a different time period and, if applicable, includes acquired fund fees and expenses but does not include fee or expense waivers.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Note: T. Rowe Price charges an annual account service fee of $20, generally for accounts with less than $10,000. The fee is waived for any investor whose T. Rowe Price mutual fund accounts total $50,000 or more; accounts electing to receive electronic delivery of account statements, transaction confirmations, prospectuses, and shareholder reports; or accounts of an investor who is a T. Rowe Price Personal Services or Enhanced Personal Services client
(enrollment in these programs generally requires T. Rowe Price assets of at least $250,000).
This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads.
Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
INTEGRATED U.S. SMALL-MID CAP CORE EQUITY FUND
Beginning
Account Value
7/1/23
Ending
Account Value
12/31/23
Expenses Paid
During Period*
7/1/23 to 12/31/23
Investor Class
Actual $1,000.00 $1,099.60 $4.60
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,020.82   4.43
Advisor Class
Actual   1,000.00   1,098.00   6.03
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,019.46   5.80
I Class
Actual   1,000.00   1,100.50   3.65
Hypothetical (assumes 5%
return before expenses)  1,000.00   1,021.73   3.52
* Expenses are equal to the fund’s annualized expense ratio for the 6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (184), and divided by the days in the year (365) to reflect the half-year period. The annualized expense ratio of the
1
Investor Class was 0.87%,
the
2
Advisor Class was 1.14%, and the
3
I Class was 0.69%.
FUND EXPENSE EXAMPLE (CONTINUED)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 17.56 $ 21.39 $ 17.81 $ 16.08 $ 12.50
Investment activities
Net investment income
(1)(2)
0.13 0.11 0.02 0.13 0.07
Net realized and unrealized gain/
loss 3.64 (2.87) 3.86 1.75 3.70
Total from investment activities 3.77 (2.76) 3.88 1.88 3.77
Distributions
Net investment income (0.11) (0.09) (0.06) (0.06) (0.07)
Net realized gain (0.59) (0.98) (0.24) (0.09) (0.12)
Total distributions (0.70) (1.07) (0.30) (0.15) (0.19)
NET ASSET VALUE
End of period $ 20.63 $ 17.56 $ 21.39 $ 17.81 $ 16.08
Ratios/Supplemental Data
Total return
(2)(3)
21.61% (13.10)% 21.86% 11.69% 30.19%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.96% 1.02% 0.98% 1.07% 1.10%
Net expenses after waivers/
payments by Price Associates 0.87% 0.87% 0.87% 0.87% 0.87%
Net investment income 0.68% 0.57% 0.11% 0.85% 0.45%
Portfolio turnover rate 57.1% 50.2% 14.5% 31.1% 37.4%
Net assets, end of period (in
thousands) $178,603 $125,701 $177,412 $107,343 $104,247
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 17.52 $ 21.38 $ 17.79 $ 16.06 $ 12.49
Investment activities
Net investment income (loss)
(1)(2)
0.07 0.06 (0.03) 0.07 0.03
Net realized and unrealized gain/
loss 3.65 (2.89) 3.86 1.76 3.69
Total from investment activities 3.72 (2.83) 3.83 1.83 3.72
Distributions
Net investment income — (0.05) — (0.01) (0.03)
Net realized gain (0.59) (0.98) (0.24) (0.09) (0.12)
Total distributions (0.59) (1.03) (0.24) (0.10) (0.15)
NET ASSET VALUE
End of period $ 20.65 $ 17.52 $ 21.38 $ 17.79 $ 16.06
Ratios/Supplemental Data
Total return
(2)(3)
21.33% (13.40)% 21.59% 11.38% 29.81%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 1.28% 1.36% 1.49% 1.58% 1.72%
Net expenses after waivers/
payments by Price Associates 1.14% 1.14% 1.14% 1.14% 1.14%
Net investment income (loss) 0.39% 0.31% (0.14)% 0.45% 0.18%
Portfolio turnover rate 57.1% 50.2% 14.5% 31.1% 37.4%
Net assets, end of period (in
thousands) $374 $355 $496 $689 $965
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/23 12/31/22 12/31/21 12/31/20 12/31/19
NET ASSET VALUE
Beginning of period $ 17.60 $ 21.47 $ 17.87 $ 16.10 $ 12.50
Investment activities
Net investment income
(1)(2)
0.17 0.15 0.07 0.18 0.10
Net realized and unrealized gain/
loss 3.66 (2.90) 3.87 1.74 3.70
Total from investment activities 3.83 (2.75) 3.94 1.92 3.80
Distributions
Net investment income (0.15) (0.14) (0.10) (0.06) (0.08)
Net realized gain (0.59) (0.98) (0.24) (0.09) (0.12)
Total distributions (0.74) (1.12) (0.34) (0.15) (0.20)
NET ASSET VALUE
End of period $ 20.69 $ 17.60 $ 21.47 $ 17.87 $ 16.10
Ratios/Supplemental Data
Total return
(2)(3)
21.87% (12.99)% 22.14% 11.92% 30.43%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates 0.74% 0.77% 0.80% 0.89% 0.94%
Net expenses after waivers/
payments by Price Associates 0.69% 0.68% 0.68% 0.68% 0.69%
Net investment income 0.87% 0.82% 0.34% 1.23% 0.67%
Portfolio turnover rate 57.1% 50.2% 14.5% 31.1% 37.4%
Net assets, end of period (in
thousands) $277,599 $185,340 $74,737 $39,674 $10,470
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
December 31, 2023

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 99.3%
COMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 0.0%
GCI Liberty, Class A, EC  (1)(2) 7,281 —
—
Entertainment 0.2%
Playtika Holding  (1) 96,411 841
841
Interactive Media & Services 0.4%
Match Group  (1) 54,720 1,997
1,997
Media 1.7%
Interpublic Group  25,867 844
News, Class A  103,853 2,550
Nexstar Media Group  12,365 1,938
Sinclair  (3) 45,305 591
Stagwell  (1) 286,169 1,897
7,820
Total Communication Services 10,658
CONSUMER DISCRETIONARY 10.8%
Automobile Components 1.2%
Autoliv  15,840 1,745
BorgWarner  21,895 785
Magna International  (3) 22,751 1,344
Patrick Industries  18,216 1,828
5,702
Distributors 0.2%
LKQ  18,493 884
884
Diversified Consumer Services 0.7%
Strategic Education  4,870 450
Stride  (1) 44,242 2,627
3,077
Hotels, Restaurants & Leisure 3.5%
Accel Entertainment  (1) 87,500 899
Arcos Dorados Holdings, Class A  170,530 2,164
Bloomin' Brands  67,388 1,897
Boyd Gaming  30,875 1,933
Dine Brands Global  14,690 729
Domino's Pizza  2,651 1,093
DraftKings, Class A  (1) 24,218 854

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Everi Holdings  (1) 48,526 547
Hilton Grand Vacations  (1) 20,528 825
Marriott Vacations Worldwide  7,672 651
Travel + Leisure  42,911 1,677
Wendy's  65,342 1,273
Wynn Resorts  15,766 1,436
15,978
Household Durables 1.1%
La-Z-Boy  18,090 668
PulteGroup  32,715 3,377
TopBuild  (1) 2,663 996
5,041
Specialty Retail 2.8%
Academy Sports & Outdoors  34,321 2,265
Bath & Body Works  71,288 3,077
Build-A-Bear Workshop  51,073 1,174
Burlington Stores  (1) 7,857 1,528
Murphy USA  4,640 1,655
Signet Jewelers  8,176 877
Upbound Group  20,920 711
Williams-Sonoma  7,435 1,500
12,787
Textiles, Apparel & Luxury Goods 1.3%
Carter's  9,020 675
Deckers Outdoor  (1) 3,685 2,463
PVH  13,278 1,622
Steven Madden  24,884 1,045
5,805
Total Consumer Discretionary 49,274
CONSUMER STAPLES 2.7%
Beverages 0.7%
Coca-Cola Consolidated  3,533 3,280
3,280
Consumer Staples Distribution & Retail 1.1%
Andersons  15,010 864
BJ's Wholesale Club Holdings  (1) 25,390 1,693
Sprouts Farmers Market  (1) 17,529 843
U.S. Foods Holding  (1) 35,818 1,626
5,026
Food Products 0.6%
Darling Ingredients  (1) 30,057 1,498

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Dole  115,342 1,418
2,916
Household Products 0.3%
Central Garden & Pet, Class A  (1) 26,590 1,171
1,171
Total Consumer Staples 12,393
ENERGY 4.7%
Energy Equipment & Services 2.2%
Expro Group Holdings  (1) 89,620 1,427
Helix Energy Solutions Group  (1) 117,000 1,203
Helmerich & Payne  26,020 942
Liberty Energy  113,581 2,060
Oceaneering International  (1) 62,792 1,336
TechnipFMC  154,497 3,112
10,080
Oil, Gas & Consumable Fuels 2.5%
Chesapeake Energy  32,503 2,501
Gulfport Energy  (1) 14,710 1,959
Ovintiv  23,803 1,045
PBF Energy, Class A  18,100 796
Range Resources  82,517 2,512
Southwestern Energy  (1) 156,042 1,022
World Kinect  73,084 1,665
11,500
Total Energy 21,580
FINANCIALS 16.7%
Banks 6.9%
Associated Banc-Corp  77,215 1,652
East West Bancorp  52,092 3,748
First BanCorp Puerto Rico  89,913 1,479
First Citizens BancShares, Class A  1,730 2,455
Hancock Whitney  46,112 2,241
Hanmi Financial  36,080 700
Heartland Financial USA  29,385 1,105
Hope Bancorp  80,720 975
Huntington Bancshares  183,753 2,337
Independent Bank  47,266 1,230
OceanFirst Financial  45,326 787
Popular  45,447 3,730
Preferred Bank  16,364 1,195
Synovus Financial  46,734 1,760
Webster Financial  34,990 1,776
Western Alliance Bancorp  40,527 2,666

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Zions Bancorp  38,843 1,704
31,540
Capital Markets 1.3%
Affiliated Managers Group  7,010 1,062
Jefferies Financial Group  36,053 1,457
LPL Financial Holdings  12,184 2,773
Virtus Investment Partners  3,024 731
6,023
Consumer Finance 1.5%
OneMain Holdings  77,276 3,802
PROG Holdings  (1) 27,128 839
SLM  107,740 2,060
6,701
Financial Services 4.5%
Banco Latinoamericano de Comercio Exterior, Class E  37,390 925
Cass Information Systems  10,010 451
Corebridge Financial  147,040 3,185
Equitable Holdings  45,929 1,530
Essent Group  42,909 2,263
Euronet Worldwide  (1) 13,667 1,387
EVERTEC  30,000 1,228
Federal Agricultural Mortgage, Class C  5,935 1,135
FleetCor Technologies  (1) 13,051 3,688
International Money Express  (1) 41,650 920
Payoneer Global  (1) 132,021 688
Radian Group  18,432 526
Voya Financial  36,762 2,682
20,608
Insurance 2.5%
Everest Group  8,056 2,848
Old Republic International  63,275 1,860
Primerica  6,340 1,305
Reinsurance Group of America  12,869 2,082
RenaissanceRe Holdings  15,856 3,108
11,203
Total Financials 76,075
HEALTH CARE 13.2%
Biotechnology 4.7%
ACADIA Pharmaceuticals  (1) 25,093 786
Akero Therapeutics  (1) 19,731 461
Alkermes  (1) 29,049 806
Allakos  (1)(3) 50,488 138
Biohaven  (1) 30,788 1,318

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Blueprint Medicines  (1) 19,511 1,800
Crinetics Pharmaceuticals  (1) 19,930 709
Cymabay Therapeutics  (1) 49,233 1,163
Day One Biopharmaceuticals  (1) 17,215 251
Ideaya Biosciences  (1) 19,780 704
IGM Biosciences  (1)(3) 8,363 69
Immuneering, Class A  (1)(3) 38,116 280
Insmed  (1) 47,135 1,461
Intellia Therapeutics  (1) 16,568 505
Ionis Pharmaceuticals  (1)(3) 23,535 1,191
Kymera Therapeutics  (1)(3) 33,420 851
Morphic Holding  (1) 5,769 167
Natera  (1) 13,656 855
Neurocrine Biosciences  (1) 11,671 1,538
Prothena  (1) 18,314 665
RAPT Therapeutics  (1) 17,073 424
Relay Therapeutics  (1) 21,768 240
Replimune Group  (1) 29,911 252
REVOLUTION Medicines  (1) 27,683 794
Sage Therapeutics  (1) 20,280 439
Sarepta Therapeutics  (1) 6,110 589
Scholar Rock, Warrants, 12/31/25, Acquisition Date: 6/17/22,
Cost $—  (1)(4) 2,403 31
Scholar Rock Holding  (1)(3) 34,766 654
Ultragenyx Pharmaceutical  (1) 16,213 775
Vaxcyte  (1) 12,786 803
Xencor  (1) 17,049 362
Zentalis Pharmaceuticals  (1) 13,824 209
21,290
Health Care Equipment & Supplies 2.8%
Cooper  2,695 1,020
DENTSPLY SIRONA  71,590 2,548
Haemonetics  (1) 12,078 1,033
Hologic  (1) 28,107 2,008
Inmode  (1) 28,674 638
Lantheus Holdings  (1) 5,915 367
Merit Medical Systems  (1) 22,792 1,731
STERIS  6,902 1,517
Teleflex  7,318 1,825
12,687
Health Care Providers & Services 3.0%
AMN Healthcare Services  (1) 11,638 871
DaVita  (1) 9,346 979
Encompass Health  25,010 1,669
Molina Healthcare  (1) 7,311 2,642

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Select Medical Holdings  134,599 3,163
Tenet Healthcare  (1) 38,965 2,945
Universal Health Services, Class B  9,358 1,426
13,695
Life Sciences Tools & Services 1.0%
Avantor (1) 86,987 1,986
Medpace Holdings  (1) 7,984 2,447
4,433
Pharmaceuticals 1.7%
Catalent (1) 33,374 1,499
Elanco Animal Health  (1) 60,264 898
Intra-Cellular Therapies  (1) 8,235 590
Perrigo  26,451 851
Pliant Therapeutics  (1)(3) 15,570 282
Prestige Consumer Healthcare  (1) 21,611 1,323
Structure Therapeutics, ADR  (1) 11,741 479
Ventyx Biosciences  (1) 25,337 63
Viatris  160,589 1,739
7,724
Total Health Care 59,829
INDUSTRIALS & BUSINESS SERVICES 20.4%
Aerospace & Defense 2.7%
Curtiss-Wright  8,141 1,814
Howmet Aerospace  47,312 2,560
Huntington Ingalls Industries  13,491 3,503
Textron  47,795 3,844
V2X  (1) 9,809 455
12,176
Building Products 2.2%
Builders FirstSource  (1) 18,053 3,014
Carlisle  6,841 2,137
Masco  18,673 1,251
Owens Corning  11,669 1,730
UFP Industries  15,277 1,918
10,050
Commercial Services & Supplies 1.7%
Brink's  28,524 2,509
Clean Harbors  (1) 12,055 2,104
CoreCivic  (1) 101,460 1,474
GEO Group  (1)(3) 141,057 1,527
7,614
Construction & Engineering 3.3%
AECOM  14,871 1,374

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
API Group  (1) 89,210 3,087
Comfort Systems USA  15,934 3,277
EMCOR Group  9,767 2,104
Primoris Services  32,087 1,066
Sterling Infrastructure  (1) 15,290 1,344
WillScot Mobile Mini Holdings  (1) 62,352 2,775
15,027
Electrical Equipment 1.5%
Acuity Brands  5,739 1,175
Atkore  (1) 10,793 1,727
EnerSys  15,810 1,596
Hubbell  6,900 2,270
6,768
Ground Transportation 0.8%
Landstar System  7,275 1,409
Saia  (1) 3,490 1,529
TFI International  (3) 6,177 840
3,778
Machinery 4.4%
Alamo Group  9,099 1,912
Blue Bird  (1) 60,067 1,619
Enerpac Tool Group  13,019 405
Enpro  6,186 970
Esab  34,433 2,983
Hillenbrand  44,217 2,116
Lincoln Electric Holdings  6,797 1,478
Mueller Industries  26,560 1,252
Mueller Water Products, Class A  134,192 1,932
Stanley Black & Decker  22,948 2,251
Terex  24,794 1,425
Timken  24,565 1,969
20,312
Professional Services 2.4%
ASGN (1) 11,984 1,152
Kforce  8,635 583
Korn Ferry  19,421 1,153
Leidos Holdings  24,482 2,650
ManpowerGroup  11,174 888
SS&C Technologies Holdings  46,277 2,828
TriNet Group  (1) 4,797 571
Verra Mobility  (1) 44,431 1,023
10,848

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Trading Companies & Distributors 1.4%
Core & Main, Class A  (1) 61,852 2,499
Hudson Technologies  (1) 58,269 786
Karat Packaging  29,580 735
SiteOne Landscape Supply  (1) 14,060 2,285
6,305
Total Industrials & Business Services 92,878
INFORMATION TECHNOLOGY 16.0%
Electronic Equipment, Instruments & Components 2.4%
Belden  42,554 3,287
CTS  37,262 1,630
Flex  (1) 57,818 1,761
Jabil  27,262 3,473
OSI Systems  (1) 7,553 975
11,126
IT Services 1.4%
Akamai Technologies  (1) 13,349 1,580
Amdocs  18,288 1,607
GoDaddy, Class A  (1) 29,993 3,184
6,371
Semiconductors & Semiconductor Equipment 2.8%
Amkor Technology  31,632 1,052
Axcelis Technologies  (1) 9,288 1,205
Cirrus Logic  (1) 9,223 767
Diodes  (1) 19,753 1,590
Kulicke & Soffa Industries  13,518 740
MKS Instruments  30,150 3,102
Photronics  (1) 85,376 2,678
Skyworks Solutions  8,520 958
SMART Global Holdings  (1) 43,069 815
12,907
Software 9.1%
A10 Networks  103,336 1,361
ACI Worldwide  (1) 18,863 577
Box, Class A  (1) 38,247 979
Confluent, Class A  (1) 35,085 821
Descartes Systems Group  (1) 29,279 2,461
DocuSign  (1) 41,153 2,447
Dolby Laboratories, Class A  15,017 1,294
Dropbox, Class A  (1) 55,987 1,650
Dynatrace  (1) 61,567 3,367
Fair Isaac  (1) 317 369
Gen Digital  151,309 3,453

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Informatica, Class A  (1) 61,177 1,737
Klaviyo, Class A  (1) 4,658 129
Monday.com  (1) 6,180 1,161
NCR Voyix  (1) 35,358 598
Nutanix, Class A  (1) 59,700 2,847
Open Text  (3) 28,529 1,199
PTC  (1) 23,743 4,154
Qualys  (1) 16,281 3,196
Samsara, Class A  (1) 29,350 980
Sapiens International  42,260 1,223
Teradata  (1) 32,810 1,428
Tyler Technologies  (1) 3,950 1,652
Verint Systems  (1) 20,808 562
Zscaler  (1) 9,047 2,004
41,649
Technology Hardware, Storage & Peripherals 0.3%
Super Micro Computer  (1) 4,070 1,157
1,157
Total Information Technology 73,210
MATERIALS 5.6%
Chemicals 1.8%
CF Industries Holdings  37,764 3,002
RPM International  32,090 3,582
Westlake  12,622 1,767
8,351
Containers & Packaging 0.9%
Berry Global Group  18,727 1,262
Graphic Packaging Holding  55,019 1,356
International Paper  43,900 1,587
4,205
Metals & Mining 2.1%
Champion Iron (CAD)  281,610 1,585
Hudbay Minerals  (3) 383,770 2,118
Reliance Steel & Aluminum  12,323 3,447
Steel Dynamics  21,710 2,564
9,714
Paper & Forest Products 0.8%
Clearwater Paper  (1) 27,981 1,011
West Fraser Timber  (3) 28,453 2,435
3,446
Total Materials 25,716

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
REAL ESTATE 4.7%
Diversified Real Estate Investment Trusts 0.2%
Armada Hoffler Properties, REIT  67,560 836
836
Health Care Real Estate Investment Trusts 0.1%
Medical Properties Trust, REIT  (3) 73,792 362
362
Hotel & Resort Real Estate Investment Trusts 0.7%
Braemar Hotels & Resorts, REIT  128,322 321
DiamondRock Hospitality, REIT  136,500 1,282
Host Hotels & Resorts, REIT  88,561 1,724
3,327
Industrial Real Estate Investment Trusts 0.7%
Rexford Industrial Realty, REIT  58,650 3,290
3,290
Office Real Estate Investment Trusts 0.2%
Kilroy Realty, REIT  18,790 749
749
Residential Real Estate Investment Trusts 0.4%
Essex Property Trust, REIT  7,220 1,790
1,790
Retail Real Estate Investment Trusts 0.6%
Brixmor Property Group, REIT  96,974 2,257
Saul Centers, REIT  13,774 541
2,798
Specialized Real Estate Investment Trusts 1.8%
CubeSmart, REIT  41,180 1,909
Iron Mountain, REIT  35,538 2,487
Lamar Advertising, Class A, REIT  36,944 3,926
8,322
Total Real Estate 21,474
UTILITIES 2.2%
Electric Utilities 0.9%
ALLETE  42,010 2,569
Evergy  30,034 1,568
4,137
Independent Power & Renewable Electricity Producer 0.5%
Vistra  58,550 2,255
2,255

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Shares $ Value
(Cost and value in $000s)
‡
Independent Power & Renewable Electricity Producers 0.1%
Clearway Energy, Class C  20,717 568
568
Multi-Utilities 0.7%
NiSource  125,150 3,323
3,323
Total Utilities 10,283
Total Common Stocks (Cost $379,596) 453,370
SHORT-TERM INVESTMENTS 0.0%
Money Market Funds 0.0%
T. Rowe Price Government Reserve Fund, 5.42%  (5)(6) 13,395 13
Total Short-Term Investments (Cost $13) 13
SECURITIES LENDING COLLATERAL 1.9%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 1.9%
Money Market Funds 1.9%
T. Rowe Price Government Reserve Fund, 5.42%  (5)(6) 8,611,721 8,612
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 8,612
Total Securities Lending Collateral (Cost $8,612) 8,612
Total Investments in Securities
101.2% of Net Assets
(Cost $388,221) $ 461,995
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 2. Level 3 in fair value hierarchy.
(3) See Note 3. All or a portion of this security is on loan at December 31, 2023.
(4) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to
$31 and represents 0.0% of net assets.
(5) Seven-day yield

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

.
.
.
.
.
.
.
.
.
.
(6) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.42% $ — $ — $ 161++
Totals $ —# $ — $ 161+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
12/31/23
T. Rowe Price Government
Reserve Fund, 5.42% $ 5,009  ¤   ¤ $ 8,625
Total $ 8,625^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain
(loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 3.
+ Investment income comprised $161 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,625.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $388,221) $ 461,995
Receivable for investment securities sold 2,427
Receivable for shares sold 1,309
Dividends receivable 364
Other assets 99
Total assets 466,194
Liabilities
Obligation to return securities lending collateral 8,612
Payable for shares redeemed 346
Investment management fees payable 237
Payable for investment securities purchased 232
Due to affiliates 17
Other liabilities 174
Total liabilities 9,618
NET ASSETS $ 456,576

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
December 31, 2023
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 73,762
Paid-in capital applicable to 22,094,112 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 382,814
NET ASSETS $ 456,576
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $178,603; Shares outstanding: 8,658,777) $ 20.63
Advisor Class
(Net assets: $374; Shares outstanding: 18,127) $ 20.65
I Class
(Net assets: $277,599; Shares outstanding: 13,417,208) $ 20.69

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Statement of Operations

($000s)
Year
Ended
12/31/23
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $27) $ 5,669
Securities lending 16
Total income 5,685
Expenses
Investment management 2,324
Shareholder servicing
Investor Class $ 312
Advisor Class 1
I Class 32 345
Rule 12b-1 fees
Advisor Class 1
Prospectus and shareholder reports
Investor Class 26
I Class 13 39
Custody and accounting 190
Registration 66
Legal and audit 31
Proxy and annual meeting 15
Directors 1
Miscellaneous 17
Waived / paid by Price Associates (253)
Total expenses 2,776
Net investment income 2,909

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/23
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 13,043
Foreign currency transactions 1
Net realized gain 13,044
Change in net unrealized gain / loss on securities 61,058
Net realized and unrealized gain / loss 74,102
INCREASE IN NET ASSETS FROM OPERATIONS
$ 77,011

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,909 $ 2,066
Net realized gain 13,044 13,794
Change in net unrealized gain / loss 61,058 (52,606)
Increase (decrease) in net assets from operations 77,011 (36,746)
Distributions to shareholders
Net earnings
Investor Class (5,711) (7,178)
Advisor Class (11) (20)
I Class (9,515) (11,276)
Decrease in net assets from distributions (15,237) (18,474)
Capital share transactions
*
Shares sold
Investor Class 64,113 53,937
Advisor Class 164 72
I Class 107,796 159,353
Distributions reinvested
Investor Class 5,402 7,005
Advisor Class 11 11
I Class 9,386 11,188
Shares redeemed
Investor Class (39,929) (83,442)
Advisor Class (217) (142)
I Class (63,320) (34,011)
Increase in net assets from capital share transactions 83,406 113,971

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . . . .
12/31/23 12/31/22
Net Assets
Increase during period 145,180 58,751
Beginning of period 311,396 252,645
End of period $ 456,576 $ 311,396
*Share information (000s)
Shares sold
Investor Class 3,351 2,846
Advisor Class 9 4
I Class 5,692 8,239
Distributions reinvested
Investor Class 271 385
Advisor Class 1 1
I Class 469 614
Shares redeemed
Investor Class (2,123) (4,364)
Advisor Class (12) (8)
I Class (3,275) (1,804)
Increase in shares outstanding 4,383 5,913

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Integrated Equity Funds, Inc. (the corporation), formerly the Quantitative
Management Funds, Inc., is registered under the Investment Company Act of 1940 (the
1940 Act). The Integrated U.S. Small-Mid Cap Core Equity Fund (the fund), formerly the T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund, is a diversified,  open-
end management investment company established by the corporation. The fund seeks long-term growth of capital. The fund has three classes of shares: the Integrated U.S.
Small-Mid Cap Core Equity Fund (Investor Class), the Integrated U.S. Small-Mid Cap
Core Equity Fund–Advisor Class (Advisor Class) and the Integrated U.S. Small-Mid
Cap Core Equity Fund–I Class (I Class). Advisor Class shares are sold only through various brokers and other financial intermediaries. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Advisor Class operates under a Board-approved Rule 12b-1 plan pursuant to which the class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor and I Classes do not pay Rule 12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting
Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as income;
capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against
U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The
Advisor Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by
T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In June 2022, the FASB issued Accounting Standards
Update (ASU), ASU 2022-03, Fair Value Measurement (Topic 820) – Fair Value
Measurement of Equity Securities Subject to Contractual Sale Restrictions, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments under this ASU are effective for fiscal

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

years beginning after December 15, 2023; however, the fund opted to early adopt, as permitted, effective December 1, 2022. Adoption of the guidance did not have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated
T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee).
Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 451,754 $ 1,616 $ — $ 453,370
Short-Term Investments 13 — — 13
Securities Lending Collateral 8,612 — — 8,612
Total $ 460,379 $ 1,616 $ — $ 461,995

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform.
Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2023, the value of loaned securities was
$8,239,000; the value of cash collateral and related investments was $8,612,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $278,702,000 and $208,031,000, respectively, for the year ended December 31, 2023.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the
Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2023, the tax-basis cost of investments (including derivatives, if any)
and gross unrealized appreciation and depreciation were as follows:
At December 31, 2023, the tax-basis components of accumulated net earnings (loss)
were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes;
these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
($000s)
December 31,
2023
December 31,
2022
Ordinary income (including short-term capital gains,
if any) $ 2,830 $ 2,001
Long-term capital gain 12,407 16,473
Total distributions $ 15,237 $ 18,474
($000s)
Cost of investments $ 389,700
Unrealized appreciation $ 88,368
Unrealized depreciation (16,072)
Net unrealized appreciation (depreciation) $ 72,296
($000s)
Undistributed ordinary income $ 80
Undistributed long-term capital gain 1,386
Net unrealized appreciation (depreciation) 72,296
Total distributable earnings (loss) $ 73,762

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

NOTE 5 - FOREIGN  TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries.
All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability.
Any deferred tax liability incurred by the fund is included in either Other liabilities or
Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.35% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.260%
for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2023, the effective annual group fee rate was 0.29%.
The Investor Class and Advisor Class are subject to a contractual expense limitation through the expense limitation date indicated in the table below. During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

place at the time such amounts were waived; or (2) the class’s current expense limitation.
However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit) pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price
Associates during the year ended December 31, 2023 as indicated in the table below.
Including these amounts, expenses previously waived/paid by Price Associates in the amount of $811,000 remain subject to repayment by the fund at December 31, 2023.
Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying Financial Highlights.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively,
Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price
Retirement Plan Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class and Advisor Class. For the
Investor Class Advisor Class I Class
Expense limitation/I Class Limit 0.87% 1.14% 0.05%
Expense limitation date 04/30/26 04/30/26 04/30/26
(Waived)/repaid during the period ($000s) $(126) $(1) $(126)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

year ended December 31, 2023, expenses incurred pursuant to these service agreements were $112,000 for Price Associates; $203,000 for T. Rowe Price Services, Inc.; and less than $1,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund (except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the
T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund,
organized as money market funds (together, the Price Reserve Funds). The Price Reserve
Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2023, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 54 shares of the Advisor Class, representing less than 1% of the Advisor Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31,
2023, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
Price Associates has voluntarily agreed to reimburse the fund from its own resources on a monthly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the year ended
December 31, 2023, this reimbursement amounted to $18,000, which is included in Net realized gain (loss) on Securities in the Statement of Operations.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war and conflict, terrorism, geopolitical events, and public health epidemics and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
The global outbreak of COVID-19 and the related governmental and public responses have led and may continue to lead to increased market volatility and the potential for illiquidity in certain classes of securities and sectors of the market either in specific countries or worldwide.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict, leading to economic sanctions imposed on Russia that target certain of its citizens and issuers and sectors of the Russian economy, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the banking industry experienced heightened volatility, which sparked concerns of potential broader adverse market conditions. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund's overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price Integrated Equity Funds, Inc.
(formerly T. Rowe Price Quantitative Management Funds, Inc.) and Shareholders
of T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity Fund (formerly T.
Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund)
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price Integrated U.S. Small-Mid Cap Core Equity
Fund (formerly T. Rowe Price QM U.S. Small & Mid-Cap Core Equity Fund) (one of
the funds constituting T. Rowe Price integrated Equity Funds, Inc. (formerly T. Rowe
Price Quantitative Management Funds, Inc.), referred to hereafter as the "Fund") as of
December 31, 2023, the related statement of operations for the year ended December
31, 2023, the statement of changes in net assets for each of the two years in the period ended December 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2023 and the financial highlights for each of the five years in the period ended December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of December 31, 2023 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 16, 2024
We have served as the auditor of one or more investment companies in the T. Rowe
Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/23
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $12,407,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $4,645,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than
20%.
For corporate shareholders, $4,124,000 of the fund's income qualifies for the dividends-
received deduction.
INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND
RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of
Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting
Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says,
“Proxy Voting Records.” Click on the Proxy Voting Records link in the shaded box.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and
Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

TAILORED SHAREHOLDER REPORTS FOR MUTUAL FUNDS AND EXCHANGE
TRADED FUNDS
In October 2022, the Securities and Exchange Commission (SEC) adopted rule and form amendments requiring Mutual Funds and Exchange-Traded Funds to transmit concise and visually engaging streamlined annual and semiannual reports that highlight key information to shareholders. Other information, including financial statements, will no longer appear in the funds’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 (Liquidity Rule) under the Investment Company Act of 1940, as amended, the fund has established a liquidity risk management program
(Liquidity Program) reasonably designed to assess and manage the fund’s liquidity risk, which generally represents the risk that the fund would not be able to meet redemption requests without significant dilution of remaining investors’ interests in the fund. The fund’s Board of Directors (Board) has appointed the fund’s investment adviser, T. Rowe
Price Associates, Inc. (Adviser), as the administrator of the Liquidity Program. As administrator, the Adviser is responsible for overseeing the day-to-day operations of the
Liquidity Program and, among other things, is responsible for assessing, managing, and reviewing with the Board at least annually the liquidity risk of each T. Rowe Price fund. The Adviser has delegated oversight of the Liquidity Program to a Liquidity Risk
Committee (LRC), which is a cross-functional committee composed of personnel from multiple departments within the Adviser.
The Liquidity Program’s principal objectives include supporting the T. Rowe Price funds’
compliance with limits on investments in illiquid assets and mitigating the risk that the fund will be unable to timely meet its redemption obligations. The Liquidity Program also includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the fund’s liquidity and the periodic classification and reclassification of a fund’s investments into categories that reflect the LRC’s assessment of their relative liquidity under current market conditions.
Under the Liquidity Program, every investment held by the fund is classified at least monthly into one of four liquidity categories based on estimations of the investment’s ability to be sold during designated time frames in current market conditions without significantly changing the investment’s market value.
As required by the Liquidity Rule, at a meeting held on July 24, 2023, the Board was presented with an annual assessment that was prepared by the LRC on behalf of the
Adviser and addressed the operation of the Liquidity Program and assessed its adequacy and effectiveness of implementation, including any material changes to the Liquidity
Program and the determination of each fund’s Highly Liquid Investment Minimum (HLIM).
The annual assessment included consideration of the following factors, as applicable:
the fund’s investment strategy and liquidity of portfolio investments during normal and reasonably foreseeable stressed conditions, including whether the investment strategy is appropriate for an open-end fund, the extent to which the strategy involves a relatively concentrated portfolio or large positions in particular issuers, and the use of borrowings for investment purposes and derivatives; short-term and long-term cash flow projections covering both normal and reasonably foreseeable stressed conditions; and holdings of cash and cash equivalents, as well as available borrowing arrangements.

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

For the fund and other T. Rowe Price funds, the annual assessment incorporated a report related to a fund’s holdings, shareholder and portfolio concentration, any borrowings during the period, cash flow projections, and other relevant data for the period of April 1,
2022, through March 31, 2023. The report described the methodology for classifying a fund’s investments (including any derivative transactions) into one of four liquidity categories, as well as the percentage of a fund’s investments assigned to each category.
It also explained the methodology for establishing a fund’s HLIM and noted that the LRC reviews the HLIM assigned to each fund no less frequently than annually.
During the period covered by the annual assessment, the LRC has concluded, and reported to the Board, that the Liquidity Program continues to operate adequately and effectively and is reasonably designed to assess and manage the fund’s liquidity risk.
LIQUIDITY RISK MANAGEMENT PROGRAM (continued)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

ABOUT THE FUND'S DIRECTORS AND OFFICERS
Your fund is overseen by a Board of Directors (Board) that meets regularly to review a wide variety of matters affecting or potentially affecting the fund, including performance, investment programs, compliance matters, advisory fees and expenses, service providers, and business and regulatory affairs. The Board elects the fund’s officers, who are listed in the final table. The directors who are also employees or officers of T. Rowe Price are considered to be “interested” directors as defined in Section 2(a)(19) of the 1940 Act because of their relationships with T. Rowe Price Associates,
Inc. (T. Rowe Price), and its affiliates. The business address of each director and officer is 100 East
Pratt Street, Baltimore, Maryland 21202. The Statement of Additional Information includes additional information about the fund directors and is available without charge by calling a T. Rowe Price representative at 1-800-638-5660.
INDEPENDENT DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Teresa Bryce Bazemore
(1959)
2018
[209]
President and Chief Executive Officer, Federal Home Loan Bank of
San Francisco (2021 to present); Chief Executive Officer, Bazemore
Consulting LLC (2018 to 2021); Director, Chimera Investment
Corporation (2017 to 2021); Director, First Industrial Realty Trust (2020 to
present); Director, Federal Home Loan Bank of Pittsburgh (2017 to 2019)
Melody Bianchetto
(1966)
2023
[209]
Vice President for Finance, University of Virginia (2015 to 2023)
Bruce W. Duncan
(1951)
2013
[209]
President, Chief Executive Officer, and Director, CyrusOne, Inc. (2020 to
2021); Chair of the Board (2016 to 2020) and President (2009 to 2016),
First Industrial Realty Trust, owner and operator of industrial properties;
Member, Investment Company Institute Board of Governors (2017
to 2019); Member, Independent Directors Council Governing Board
(2017 to 2019); Senior Advisor, KKR (2018 to 2022); Director, Boston
Properties (2016 to present); Director, Marriott International, Inc. (2016 to 2020)
Robert J. Gerrard, Jr.
(1952)
2012
[209]
Chair of the Board, all funds (July 2018 to present)
Paul F. McBride
(1956)
2013
[209]
Advisory Board Member, Vizzia Technologies (2015 to present); Board
Member, Dunbar Armored (2012 to 2018)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

INTERESTED  DIRECTORS
(a)
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Mark J. Parrell
(1966)
2023
[209]
Board of Trustees Member and Chief Executive Officer (2019 to present),
President (2018 to present), Executive Vice President and Chief Financial
Officer (2007 to 2018), and Senior Vice President and Treasurer (2005
to 2007), EQR; Member, Nareit Dividends Through Diversity, Equity &
Inclusion CEO Council and Chair, Nareit 2021 Audit and Investment
Committee (2021); Advisory Board, Ross Business School at University
of Michigan (2015 to 2016); Member, National Multifamily Housing
Council and served as Chair of the Finance Committee (2015 to 2016);
Member, Economic Club of Chicago; Director, Brookdale Senior Living,
Inc. (2015 to 2017); Director, Aviv REIT, Inc. (2013 to 2015); Director,
Real Estate Roundtable and the 2022 Executive Board Nareit; Board of
Directors and Chair of the Finance Committee, Greater Chicago Food
Depository
Kellye L. Walker
(1966)
2021
[209]
Executive Vice President and Chief Legal Officer, Eastman Chemical
Company (April 2020 to present); Executive Vice President and Chief
Legal Officer, Huntington Ingalls Industries, Inc. (January 2015 to March
2020); Director, Lincoln Electric Company (October 2020 to present)
(a)
All information about the independent directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
David Oestreicher
(1967)
2018
[209]
Director, Vice President, and Secretary, T. Rowe Price, T. Rowe Price
Investment Services, Inc., T. Rowe Price Retirement Plan Services, Inc.,
and T. Rowe Price Services, Inc.; Director and Secretary, T. Rowe Price
Investment Management, Inc. (Price Investment Management); Vice
President and Secretary, T. Rowe Price International (Price International);
Vice President, T. Rowe Price Hong Kong (Price Hong Kong), T. Rowe
Price Japan (Price Japan), and T. Rowe Price Singapore (Price
Singapore); General Counsel, Vice President, and Secretary, T. Rowe
Price Group, Inc.; Chair of the Board, Chief Executive Officer, President,
and Secretary, T. Rowe Price Trust Company; Principal Executive Officer
and Executive Vice President, all funds
INDEPENDENT DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

OFFICERS
Name
(Year of Birth)
Year Elected
[Number of T. Rowe Price
Portfolios Overseen]
Principal Occupation(s) and Directorships of Public Companies and
Other Investment Companies During the Past Five Years
Eric L. Veiel, CFA
(1972)
2022
[209]
Director and Vice President, T. Rowe Price; Vice President, T. Rowe
Price Group, Inc., and T. Rowe Price Trust Company; Vice President,
Global Funds
(a)
All information about the interested directors was current as of December 31, 2022, unless otherwise indicated, except for the number of portfolios overseen, which is current as of the date of this report.
Name (Year of Birth)
Position Held With Integrated Equity Funds,
Inc.  Principal Occupation(s)
Armando (Dino) Capasso (1974)
Chief Compliance Officer and Vice President
Chief Compliance Officer and Vice President,
T. Rowe Price and Price Investment Management;
Vice President, T. Rowe Price Group, Inc.; formerly,
Chief Compliance Officer, PGIM Investments
LLC and AST Investment Services, Inc. (ASTIS)
(to 2022); Chief Compliance Officer, PGIM Retail
Funds complex and Prudential Insurance Funds (to
2022); Vice President and Deputy Chief Compliance
Officer, PGIM Investments LLC and ASTIS (to 2019)
David Corris (1975)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Head of Disciplined Equities
and Portfolio Manager, Bank of Montreal Global
Asset Management (to 2021)
Alan S. Dupski, CPA (1982)
Principal Financial Officer, Vice President, and
Treasurer
Vice President, Price Investment Management,
T. Rowe Price, T. Rowe Price Group, Inc., and
T. Rowe Price Trust Company
Cheryl Emory (1963)
Assistant Secretary
Assistant Vice President and Assistant Secretary,
T. Rowe Price; Assistant Secretary, T. Rowe Price
Group, Inc., Price Investment Management, Price
International, Price Hong Kong, Price Singapore,
T. Rowe Price Investment Services, Inc., T. Rowe
Price Retirement Plan Services, Inc., and T. Rowe
Price Trust Company
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
INTERESTED  DIRECTORS
(a)
(CONTINUED)

T. ROWE PRICE Integrated U.S. Small-Mid Cap Core Equity Fund

Name (Year of Birth)
Position Held With Integrated Equity Funds,
Inc.  Principal Occupation(s)
Cheryl Hampton, CPA (1969)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company; formerly,
Tax Director, Invesco Ltd. (to 2021); Vice President,
Oppenheimer Funds, Inc. (to 2019)
Prashant G. Jeyaganesh (1983)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Vidya Kadiyam, CFA (1980)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Benjamin Kersse, CPA (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Trust Company
Paul J. Krug, CPA (1964)
Vice President
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Robert P. McDavid (1972)
Vice President
Vice President, T. Rowe Price, Price Investment
Management, T. Rowe Price Investment Services,
Inc., and T. Rowe Price Trust Company
Rinald Murataj, Ph.D. (1989)
Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Sudhir Nanda, Ph.D., CFA (1959)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Fran M. Pollack-Matz (1961)
Vice President and Secretary
Vice President, T. Rowe Price, T. Rowe Price
Group, Inc., T. Rowe Price Investment Services,
Inc., T. Rowe Price Services, Inc., and T. Rowe Price
Trust Company
Jordan S. Pryor (1991)
Executive Vice President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.
Richard Sennett, CPA (1970)
Assistant Treasurer
Vice President, T. Rowe Price, T. Rowe Price Group,
Inc., and T. Rowe Price Trust Company
Peter Stournaras (1973)
President
Vice President, T. Rowe Price and T. Rowe Price
Group, Inc.; formerly, Managing Director, Chief
Portfolio Strategist, JP Morgan Private Bank (to
2020); Private Consultant and Advisor, Pteleos
Consulting (to 2018)
Ellen York (1988)
Vice President
Vice President, Price Investment Management and
T. Rowe Price
Unless otherwise noted, officers have been employees of T. Rowe Price or Price International for at least
5 years.
OFFICERS (CONTINUED)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
202402-3282427 F202-050 2/24

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d)  Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2023	2022
Audit Fees	$24,714	$21,734
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1)  The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2)  No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)  The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,524,000 and $2,037,000, respectively.

(h)  All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)  Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b)  Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)  Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3) Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Integrated Equity Funds, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 16, 2024

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 16, 2024